SHARE-BASED PAYMENTS (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Total stock option and warrant expense	$ 2,764,669	$ 5,100,883
Selling and Marketing Expense [Member]
Total stock option and warrant expense	1,047,103	1,594,565
Technology and development
Total stock option and warrant expense	749,207	1,069,186
General and Administrative Expense [Member]
Total stock option and warrant expense	$ 968,359	$ 2,437,132